Offerings - Offering: 1	Sep. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	1,403,705
Proposed Maximum Offering Price per Unit	2.33495
Maximum Aggregate Offering Price	$ 3,277,580.99
Fee Rate	0.01381%
Amount of Registration Fee	$ 452.63
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the shares being registered hereunder include an indeterminate number of shares of common stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low prices per share of the registrant's common stock as reported on the Nasdaq Capital Market on September 17, 2026.